STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 8 – STOCKHOLDERS' DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of March 31, 2020, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of March 31, 2020, the Company had 19,383,794 shares outstanding or deemed outstanding.

Shares Issued for Services

On August 8, 2018, the Company entered into a one-year agreement with an advisor for consulting services, as extended for an additional one-year period. The Company extended this agreement through August 9, 2020. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis. The Company elected to issue 1,667 shares for the services provided during the three months ended March 31, 2020 at a value of $3.00 per share or $5,001.

On August 28, 2018, the Company entered into a one-year agreement with an advisor for consulting services, as extended for an additional one-year period. The Company has extended this agreement through August 28, 2020. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis. The Company elected to issue 1,667 shares for the services provided during the three months ended March 31, 2020 at a value of $3.00 per share or $5,001.

Warrants

The following table summarized the warrant activity for the three months ended March 31, 2020:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, March 31, 2020	502,250	$0.57	3.73	$-

Exercisable, March 31, 2020	502,250	$0.57	3.73	$-

Options

On January 14, 2019, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 and 200,000 shares of common stock to Boris Goldstein and Vadim Sakharov, respectively. The options have an exercise price of $0.75 per share which will vest over a 24-month period as follows: 25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month. The options will expire on January 14, 2029. The aggregate fair value of $17,111 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 77%, (iii) risk free rate of 2.71% (iv) dividend rate of zero, (v) stock price of $0.042, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period and a total of $10,432 was recorded during the year ended December 31, 2019. A total of $1,595 was recorded during the three months ended March 31, 2020.

On January 30, 2020, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 of common stock to Boris Goldstein. The options have an exercise price of $0.75 per share which will vest over a 24-month period on a monthly basis at a rate of 1/24th per month. The options will expire on January 30, 2030. The aggregate fair value of $51,757 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 76%, (iii) risk free rate of 1.57% (iv) dividend rate of zero, (v) stock price of $0.12, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period. A total of $4,319 was recorded during the three months ended March 31, 2020.

The following table summarized the option activity for the three months ended March 31, 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$-
Granted	800,000	0.75	10	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, March 31, 2020	1,800,000	$0.75	9.26	$-

Exercisable, March 31, 2020	818,750	$0.75	8.92	$-

For future periods, the remaining value of the stock options totaling approximately $52,523 will be amortized into the statement of operations consistent with the period for which the services will be rendered.

NOTE 10 – STOCKHOLDERS' DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of December 31, 2019, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of December 31, 2019, the Company has deemed 19,380,460 shares outstanding or deemed outstanding.

Shares Issued for Services

On May 5, 2018, the Company entered into an agreement with a third-party consultant to provide services to the Company over an indefinite period until either party provides written notice of termination with thirty days notice. As compensation for such services, the Company has agreed to pay the consultant $75 an hour in cash and $75 an hour in shares of common stock with a monthly cap of $6,500 in cash and $6,500 a month in shares of common stock. The Company has additionally agreed to pay the consultant 1.5% of the gross revenue during the term of the agreement and six months after. On September 17, 2018, the agreement was amended related to services performed from July 1, 2018 through August 31, 2018. The Company has agreed to pay 10,134 shares of common stock for services performed during such time. The shares were valued at $0.05 per share or $734. No shares were earned prior to July 1, 2018. Commencing September 1, 2018, the May 5, 2018 consulting agreement shall be in accordance with the terms stated above and from September through December 31, 2018, the Company issued an additional 13,000 shares to the consultant at an average fair market value of $0.04 per share or $562.

For services rendered from July 2018 through September 2018, the Company agreed to issue 70,000 shares of common stock to a consultant pursuant to an agreement dated October 10, 2018. The Company valued the shares at $0.04 per share based on fair market value or $3,290. No further compensation is due to this consultant.

On August 8, 2018, the Company entered into a one-year agreement with an advisor for consulting services, as extended for an additional one-year period. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 26,668 shares for the services provided during the year ended December 31, 2019 at an average value of $0.08 per share or $1,653.

On August 28, 2018, the Company entered into a one-year agreement with an advisor for consulting services, as extended for an additional one-year period. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 26,668 shares for the services provided during the year ended December 31, 2019 at an average value of $0.08 per share or $1,653.

On September 1, 2019, the Company entered into a four-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 5,000 shares of common stock a month. As of December 31, 2019, the Company has issued 20,000 shares for services provided by the advisor at an average value of $0.10 per share or $2,000.

On October 1, 2019, the Company entered into a three-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 4,000 shares of common stock a month. As of December 31, 2019, the Company has issued 4,000 shares at a value of $0.12 per share or $488. The agreement was terminated on October 31, 2019.

On October 7, 2019, the Company entered into a three-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 7,500 shares of common stock a month. As of December 31, 2019, the Company has issued 22,500 shares at a value of $0.12 per share or $2,745.

On December 4, 2019, the Company entered into an agreement with an advisor to memorialize certain services rendered to the Company. Pursuant to the terms of the agreement, in consideration for those services, the Company issued the advisor 75,000 shares of common stock. The shares were valued at $0.12 per share or $9,150.

 Shares issued for conversion of convertible debt

During the year ended December 31, 2018, the Company issued 5,687,630 shares of its common stock at a conversion price of $0.40 as a result of the conversion of principal and interest in the aggregate amount of $2,275,050 underlying the outstanding convertible notes converted during the period.

Warrants

During the year ended December 31, 2018, cash consideration of $45,380 was paid and 167,875 warrants were issued to a third party on September 20, 2018 for services rendered in connection with the issuance of the convertible notes related to the Bridge Financing Transaction. During the year ended December 31, 2017 a total of 234,375 warrants were issued. The warrants are immediately exercisable upon issuance at a per share price of $0.40 and expire on September 20, 2023. The Company calculated the fair value of the warrants and recorded a total debt discount in the amount of $4,735 which was amortized through September 21, 2018, the date of the reverse merger. The fair value was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 5 years, (ii) volatility of 78% - 86%, (iii) risk free rate of 2.27% - 2.90%, (iv) dividend rate of zero, (v) stock price of $0.05, and (vi) exercise price of $0.40.

During the year ended December 31, 2019, in connection with the Securities Purchase Agreement (see Note 4), the company issued 100,000 warrants to a third party. The warrants were accounted for as a discount to the December 31, 2019 convertible note and therefor fair-valued using the Monte Carlo model with the following assumptions:

-	The stock price of $0.1208 would fluctuate with an annual volatility
-	The projected volatility curve was based on historical volatility of comparable companies for the valuation period and the remaining term of the warrants. The volatility used was 85.2%.
-	The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility, starting with market prices.
-	The warrants are exercised at maturity, December 31, 2024, by the holder if they are in the money based on the adjusted exercise price (adjusted for full ratchet reset events).
-	The warrants have a fixed $1.25 exercise price subject to full ratchet reset provisions. Capital raising events triggering a reset to 100% of the projected stock price (no discount to the market) are projected for the warrants on 6/30/20, 6/30/21 and 6/30/22.
-	The cash flows are discounted to net present values using risk free rates. Discount rates were based on risk free rates in effect based on the remaining term.

The following table summarized the warrant activity for the years ended December 31, 2019 and 2018:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	234,375	$0.40	5.00	$-
Granted	167,875	$0.40	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2018	402,250	$0.40	4.72	$-
Granted	100,000	1.25	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$-

Exercisable, December 31, 2019	502,250	$0.57	3.98	$-

Options

On January 14, 2019, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 and 200,000 share of common stock to Boris Goldstein and Vadim Sakharov, respectively. The options have an exercise price of $0.75 per share which will vest over a 24-month period as follows: 25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month. The options will expire on January 14, 2029. The aggregate fair value of $17,111 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 77%, (iii) risk free rate of 2.71% (iv) dividend rate of zero, (v) stock price of $0.042, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period and a total of $10,432 was recorded during the year ended December 31, 2019.

On January 25, 2019, the Company appointed Jesse W. Crowne as the Company's new Chief Executive Officer. In connection with this appointment, the Company and Mr. Crowne entered into an employment agreement effective as of January 25, 2019. As part of his compensation, Mr. Crowne received options to purchase 800,000 shares of the Company's common stock at an exercise price of $0.75 per share, of which 200,000 vest on the one year anniversary of the date of grant and the remaining 600,000 shares vest ratably on a quarterly basis over the following two years. The options will expire January 25, 2029. Under certain circumstances, the Company would be obligated to grant options to purchase an additional 200,000 shares at substantially similar terms. The fair value of $13,714 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 77%, (iii) risk free rate of 2.76% (iv) dividend rate of zero, (v) stock price of $0.042, and (vi) exercise price of $0.75. On May 31, 2019, Mr. Crowne resigned as Chief Executive Officer, and in November 2019 he resigned as a director of the Company's Board. As a result of his resignation as Chief Executive Officer, his options were cancelled. The fair value of the stock option expense was amortized over the vesting period and a total of $2,366 was recorded through the date resignation.

The following table summarized the option activity for the year ended December 31, 2019:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2018	-	$-	-	$-
Granted	1,800,000	0.75	10	-
Forfeited	(800,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$-

Exercisable, December 31, 2019	625,000	$0.75	9.05	$-

For future periods, the remaining value of the stock options totaling approximately $6,680 will be amortized into the statement of operations consistent with the period for which the services will be rendered.